Summary of Significant Accounting Policies - Grant Revenue (Details) - USD ($)	1 Months Ended			12 Months Ended		86 Months Ended
	Sep. 30, 2017	Aug. 31, 2017	Nov. 30, 2013	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from grants not within the scope of ASC 606				$ 1,263,000	$ 1,491,000
Department Of Defense
Disaggregation of Revenue [Line Items]
Revenue from grants not within the scope of ASC 606				1,300,000	1,100,000
Amount awarded from government grant	$ 4,000,000	$ 7,100,000
National Institute Of Health
Disaggregation of Revenue [Line Items]
Revenue from grants not within the scope of ASC 606				$ 300,000	$ 0	$ 1,600,000
Amount awarded from government grant			$ 1,600,000